RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Unamortized Debt Issuance Expense	$ 1.7	$ 0.1